126 East King Street	Kimberly J. Decker, Esquire
Lancaster, Pennsylvania 17602	Direct Dial Number: 717-399-1506
Tel (717) 299-5201 Fax (717) 291-4660	E-mail: kdecker@barley.com
www.barley.com

January 10, 2019

Securities & Exchange Commission

450th Street, N.W.

Washington, D.C. 20549-1004

Attn: Filing Desk

Re:	Citizens & Northern Corporation (Commission File No. 000-16084) Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Citizens & Northern Corporation ("C&N"), we transmit for filing, pursuant to the Securities Act of 1933, as amended, and Rule 101 of Regulation S-T under the Securities Exchange Act of 1934, as amended, a Registration Statement on Form S-4. Please transmit a confirmation of the receipt of this transmission. The filing fee for the Registration Statement has been paid previously by wire transfer pursuant to the requirements of Regulation S-T.

The enclosed Registration Statement relates to the proposed acquisition by C&N of all of the outstanding shares of common stock of Monument Bancorp, Inc. ("Monument"), a Pennsylvania state-chartered bank holding company, pursuant to an Agreement and Plan of Merger (the "Agreement") entered into by C&N and Monument, dated September 27, 2018. The Agreement provides that each share of Monument common stock that is outstanding at the effective time will be converted into either (1) $28.10 in cash or (2) 1.0144 shares of C&N common stock, at the election of each Monument shareholder, subject to proration in order to ensure that, in the aggregate, 20% of the outstanding Monument shares are converted into the cash consideration and 80% of the outstanding Monument shares are converted into the stock consideration. Outstanding options will be cashed out in an amount equal to the positive difference, if any between the exercise price of the option and $28.10.

Citizens & Northern Bank, the wholly-owned subsidiary of C&N, and Monument Bank, the wholly-owned subsidiary of Monument, simultaneously entered into a Bank Merger Agreement, dated September 27, 2018, pursuant to which C&N Bank and Monument Bank will be combined in a statutory merger under the provisions of the Pennsylvania Banking Code of 1965 and the Bank Merger Act, and C&N Bank will survive.

Barley Snyder

Lancaster •York • Reading • Hanover • Malvern • Hunt Valley

C&N and Monument wish to mail the proxy statement/prospectus included in the Registration Statement to Monument’s shareholders to seek approval of the Merger shortly after effectiveness of the Registration Statement in anticipation of a mid-February, 2019 special meeting of the shareholders of Monument. Closing would occur shortly after approval of the Merger by Monument’s shareholders or, if later, shortly after all required bank regulatory approvals are received. Because the parties wish to close the transaction by April 1, 2019, we would appreciate receiving any comments the Commission may have on the enclosed Registration Statement as soon as possible.

Please call the undersigned if you have any questions in connection with this matter.

Very truly yours,

/s/ Kimberly J. Decker
Kimberly J. Decker

KJD:

CC (via email):

J. Bradley Scovill, President and CEO
Dean H. Dusinberre, Esq.
Paul G. Mattaini, Esq.